MAJOR CUSTOMERS AND SUPPLIERS (Detail Textuals)	12 Months Ended
	Dec. 31, 2016 Customer Contractor Supplier Major_Customer	Dec. 31, 2015 Customer Contractor Supplier Major_Customer
Concentration Risk [Line Items]
Number of major customers | Major_Customer	2	2
Number of sub contractor | Contractor	3	2
Number of customer | Customer	2	2
Number of suppliers | Supplier	1	2
First major customer | Sales revenue
Concentration Risk [Line Items]
Percentage of concentration	10.00%	11.00%
Second major customer | Sales revenue
Concentration Risk [Line Items]
Percentage of concentration	10.00%	10.00%
First sub contractor | Cost of goods
Concentration Risk [Line Items]
Percentage of concentration	44.00%	45.00%
Second sub contractor | Cost of goods
Concentration Risk [Line Items]
Percentage of concentration	22.00%	24.00%
Third sub contractor | Cost of goods
Concentration Risk [Line Items]
Percentage of concentration	15.00%
First customer | Contracts receivable balance
Concentration Risk [Line Items]
Percentage of concentration	51.00%	63.00%
Second customer | Contracts receivable balance
Concentration Risk [Line Items]
Percentage of concentration	45.00%	14.00%
First supplier | Accounts payable balance
Concentration Risk [Line Items]
Percentage of concentration	10.00%	22.00%
Second supplier | Accounts payable balance
Concentration Risk [Line Items]
Percentage of concentration		15.00%